Investments in associates and joint ventures - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Investments in associates accounted for using equity method	£ 739	£ 692
Investments in joint ventures accounted for using equity method	0	199
Held at fair value through profit or loss, Joint ventures	211	171
Amounts provided to associates and joint ventures	0	0
Associates | Total for all joint ventures
Disclosure of associates [line items]
Unrecognised share of losses of associates and joint ventures	0	0
Commitments in relation to joint ventures and associates	474	474
Unutilised credit facilities	0	1,389
Business Growth Fund
Disclosure of associates [line items]
Investments in associates accounted for using equity method	724	678
Share of fair value gains (losses) on investments of associates	£ 64	£ 30